Related Party Transactions (Summary of Due from Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Due from (to) Related Parties [Line Items]
Due from Sohu (mainly arising from customer advances collected by Sohu on behalf of the Group)	$ 495	$ 0
Sohu [Member]
Schedule of Due from (to) Related Parties [Line Items]
Due from Sohu (mainly arising from customer advances collected by Sohu on behalf of the Group)	495	0	312
Short-term and Long-term prepayment to Sohu under Services and Advertising agreements	20,239	0	0
Shanghai Jingmao [Member]
Schedule of Due from (to) Related Parties [Line Items]
Shareholder loan	$ 0	$ 0	$ 4,983